Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of basic and diluted earnings per share
	For the six months ended 30 June
	2021	2020
		(Restated)
Profit for the period (USD ’000)	18,426	14,507
Less: profit attributable to the Earnout Shares (USD ’000)	(1,135)	(902)
Less: profit attributable to the restricted shares awards (note 11) (USD ’000)	(168)	-
Net profit available to common shareholders (USD ’000)	18,677	13,605

Weighted average number of shares – basic and diluted	45,470,835	40,630,159

Basic and diluted earnings per share (USD)	0.38	0.33